ORGANIZATION AND BASIS OF PRESENTATION - Financial information of Company's VIE and VIES's subsidiaries and kindergartens (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Cash and cash equivalents	$ 68,728	$ 104,084
Prepaid expenses and other current assets	10,279	11,243
Total current assets	91,570	121,596
Total assets	336,094	243,455
Total current liabilities	125,908	108,339
Total liabilities	219,377	128,487
Total net revenues	182,283	156,498	$ 140,803
Net income (loss)	(2,190)	(1,713)	6,541
Net cash provided by (used in) operating activities	12,982	828	25,099
Net cash used in investing activities	(34,378)	(51,735)	(8,655)
Net cash provided by (used in) financing activities	(13,454)	(756)	92,496
VIE
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Cash and cash equivalents	37,548	41,133
Prepaid expenses and other current assets	9,548	11,101
Total current assets	57,023	58,503
Total assets	230,975	157,834
Total current liabilities	111,551	101,966
Total liabilities	197,212	120,766
Total net revenues	162,644	155,946	140,012
Net income (loss)	13,743	14,610	17,925
Net cash provided by (used in) operating activities	14,691	(2,159)	25,453
Net cash used in investing activities	(16,360)	(18,866)	(7,573)
Net cash provided by (used in) financing activities	(1,457)	436	381
Effects of exchange rate changes	(495)	(2,701)	3,609
VIE's obligations
Consolidated VIE's assets that are collateral for the VIE's obligations	$ 0	$ 0	$ 0